Post employment benefits - Defined benefit schemes (Details) € in Millions, £ in Millions			12 Months Ended
	Oct. 19, 2017 GBP (£)	Oct. 19, 2017 EUR (€)	Mar. 31, 2018 EUR (€)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 EUR (€)
Defined benefit pension schemes
Post employment benefits
Contributions to be paid in next fiscal year			€ 61
Vodafone UK plan
Post employment benefits
Contribution to plan by employer due to deficit in actuarial valuation				£ 279	€ 317
Vodafone section
Post employment benefits
Contribution to plan by employer due to deficit in actuarial valuation	£ 185	€ 209		339	385
CWW section
Post employment benefits
Contribution to plan by employer due to deficit in actuarial valuation	£ 58	€ 66		£ 60	€ 68